Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	100 Months Ended	102 Months Ended	120 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025 [3]	Jul. 31, 2025 [2]	Jul. 31, 2025
American Funds Tax-Exempt Fund of New York® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class A (with sales charge)
Average Annual Return, Percent	[1]	(5.83%)	(0.82%)			1.24%
American Funds Tax-Exempt Fund of New York® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class C (with sales charge)
Average Annual Return, Percent	[1]	(3.80%)	(0.82%)			1.01%
American Funds Tax-Exempt Fund of New York® - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class F-1
Average Annual Return, Percent	[1]	(2.23%)	(0.13%)			1.60%
American Funds Tax-Exempt Fund of New York® - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class F-2
Average Annual Return, Percent	[1]	(1.95%)	0.11%			1.80%
American Funds Tax-Exempt Fund of New York® - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	American Funds Tax-Exempt Fund of New York — Class F-3
Average Annual Return, Percent	[1]	(1.84%)	0.21%		1.84%
American Funds Tax-Exempt Fund of New York® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class T (with sales charge)
Average Annual Return, Percent	[1]	(4.32%)	(0.30%)	1.38%
Without Sales Load [Member] | American Funds Tax-Exempt Fund of New York® - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class A(without sales charge)
Average Annual Return, Percent	[1]	(2.11%)	(0.07%)			1.64%
Without Sales Load [Member] | American Funds Tax-Exempt Fund of New York® - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class C(without sales charge)
Average Annual Return, Percent	[1]	(2.85%)	(0.82%)			1.01%
Without Sales Load [Member] | American Funds Tax-Exempt Fund of New York® - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Fund of New York — Class T(without sales charge)
Average Annual Return, Percent	[1]	(1.87%)	0.19%	1.68%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	0.00%	0.13%	1.97%	2.11%	2.11%
Bloomberg New York Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg New York Municipal Index
Average Annual Return, Percent	[4]	(0.73%)	0.13%	1.77%	1.90%	1.93%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Class T shares were first offered on April 7, 2017.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.